Cash and Cash Equivalents:	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents:

Note 3. Cash and Cash Equivalents:

Cash and Cash Equivalents

	December 31,	December 31,
	2022	2021
Bank deposits	$1,123,095	$1,846,842
Short term investments	14,257,394	47,270,788
Total	$15,380,489	$49,117,630

The Company’s cash and cash equivalents are predominantly held in U.S. banks and Canadian chartered banks. Short term investments include money market funds and U.S. treasury bills which mature in three months or less.

One of the Company’s Barbadian subsidiaries has a U.S. dollar account in an Antiguan bank which is part of a banking group based in Venezuela. The account was intended to be used to fund the Company’s activities related to the Siembra Minera project. The Company has been unable to access these funds or transfer the funds out of the account. As a result, in the fourth quarter of 2021 the Company fully impaired the financial asset and recorded an impairment loss of $1,166,529.